Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value of Derivative Instruments as Recorded on Company's Consolidated Statements of Financial Condition
The following table summarizes the fair value of derivative instruments as recorded in the Company’s consolidated statements of financial condition (in thousands):

	December 31, 2017		December 31, 2016
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Foreign currency exchange contracts	Other assets	$1,912	Other assets	$707
Foreign currency exchange contracts	Other liabilities	—	Other liabilities	(51)
Interest rate swap agreements	Other liabilities	(7)	Other liabilities	(27)
Derivatives not designated as hedging instruments:
Foreign currency exchange contracts	Other assets	—	Other assets	415
Foreign currency exchange contracts	Other liabilities	(1,110)	Other liabilities	(1,309)
Interest rate swap agreements	Other liabilities	—	Other liabilities	(104)
Interest rate cap contracts	Other assets	3,922	Other assets	—

Summary of Effects of Derivatives in Cash Flow Hedging Relationships in Company's Statements of Income
The following table summarizes the effects of derivatives in cash flow hedging relationships designated as hedging instruments on the Company’s consolidated statements of income for the years ended December 31, 2017 and 2016 (in thousands):

	Gain or (Loss) Recognized in OCI- Effective Portion		Location of Gain or (Loss) Reclassified from OCI into Income - Effective Portion	Gain or (Loss) Reclassified from OCI into Income - Effective Portion		Location of Gain or (Loss) Recognized - Ineffective Portion and Amount Excluded from Effectiveness Testing	Amount of Gain or (Loss) Recognized - Ineffective Portion and Amount Excluded from Effectiveness Testing
	2017	2016		2017	2016		2017	2016
Foreign currency exchange contracts	$2,302	$1,404	Salaries and employee benefits	$1,280	$755	Other (expense) income	$—	$—
Foreign currency exchange contracts	310	(5)	General and administrative expenses	76	105	Other (expense) income	—	—
Interest rate swap agreements	9	(131)	Interest expense	110	—	Other (expense) income	—	—
The following table summarizes the effects of derivatives in cash flow hedging relationships not designated as hedging instruments on the Company’s consolidated statements of income for the years ended December 31, 2017 and 2016 (in thousands):

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2017	2016	2015
Foreign currency exchange contracts	Other income (expense)	$1,755	$8,248	$—
Interest rate cap contracts	Interest expense	2,026	—	—
Interest rate swap agreements	Interest expense	110	144	92